Notes Payable to Members (FY) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Notes Member	Dec. 31, 2019 USD ($)
Notes Payable to Members [Abstract]
Number of notes to pay in connection with purchase of Weedmaps	4
Number of majority related parties entitled to receive notes payable | Member	2
Number of notes paid off in full in prior periods	3
Principal balance | $	$ 205,324	$ 205,324
Notes payable interest rate	0.00%